Non-controlling interests (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Conversion of Subsidiary Stock Shares Issuable	1,070,333	1,070,033
Series B Preferred Stock [Member]
Conversion of Subsidiary Stock Shares Issuable	525,004	525,004
Series C Preferred Stock [Member]
Conversion of Subsidiary Stock Shares Issuable	187,183	187,183
Series D Preferred Stock [Member]
Conversion of Subsidiary Stock Shares Issuable	358,146	358,146